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                                                              State Street Corp.
                                                                  K. David James
                                                              One Federal Street
                                                                       9th Floor
                                                                Boston, MA 02110
                                                                    617-662-3909
                                                              617-662-3805 (fax)

January 30, 2004

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549

Re:   Holland Series Fund, Inc. (the "Fund") (File Nos. 33-95026 and 811-9060)

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Fund do not differ from that contained in Post-Effective Amendment No. 10 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on January 27, 2004.

If you have any questions concerning this filing, please call me directly at
(617) 662-3909.

Very truly yours,



/s/ K. David James
--------------------
K. David James
Counsel